Other income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Component of Operating Income [Line Items]
Management fees	$ 14,539	$ 13,426	$ 18,298
Interest and other income	47,025	81,172	127,688
Total other income	$ 61,564	94,598	145,986
Income from lease termination		$ 46,500	63,200
Income from net insurance proceeds			54,200
Gain on refinance of notes receivable			27,700
AeroTurbine, Inc.
Component of Operating Income [Line Items]
Expense related to a lower of cost or market adjustment of parts inventory			$ 36,000